Income Taxes (Details) - Schedule of deferred tax assets - Deferred Income Tax Charge [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Net operating loss carryforward	$ 60,280	$ 56,703
Accrued expenses	2,449	1,089
Allowance for doubtful accounts	127	167
163(j) Interest expense limitation and carryforward	996	629
Total deferred tax assets	63,852	58,588
Property and equipment	(427)	(615)
Deferred revenue	(3,884)	(5,440)
Intangible assets	(14,099)	(17,515)
Deferred contract acquisition costs	(2,753)	(2,048)
Other	(79)	(437)
Total deferred tax liabilities	(21,242)	(26,055)
Valuation allowance	(41,875)	(31,133)
Deferred income tax asset, net	$ 735	$ 1,400